As filed with the Securities and Exchange Commission on December 5, 2012

Registration Nos.                   002-98410
811-04328
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ ]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 37	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 18	[X]

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE
(SEPARATE ACCOUNT B)
(Exact Name of Registrant)

FIRST INVESTORS LIFE INSURANCE COMPANY
(Name of Depositor)

110 Wall Street, New York, New York 10005
(Address of Depositor's Principal Executive Offices)

(212) 858-8200
(Depositor's Telephone Number, including Area Code)

Carol E. Springsteen
First Investors Life Insurance Company
110 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copies of all communications to:
K&L Gates LLP
1601 K Street, NW
Washington, DC  20006-1600
Attn: Diane Ambler, Esq.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check the appropriate box):

[_]           Immediately upon filing pursuant to paragraph (b) of Rule 485

[X]           On December 17, 2012 pursuant to paragraph (b) of Rule 485

[_]           60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]           On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and Amount of Securities Being Registered:  An indefinite amount of units of interest in First Investors Life Level Premium Variable Life Insurance (Separate Account B) under variable life insurance policies.

EXPLANATORY COMMENT

This Post-Effective Amendment No. 37 to the Registration Statement on Form N-6 (File Nos. 002-98410, 811-04328) (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and supplements the prospectus and the statement of additional information.  The prospectus and the statement of additional information included in Post-Effective Amendment No. 36 to the Registration Statement filed on May 1, 2012 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

SUPPLEMENT DATED DECEMBER 17, 2012
To the Prospectus dated May 1, 2012 For

Insured Series Policy

Issued by First Investors Life Insurance Company
Through First Investors Life Separate Account B

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The purpose of this supplement is to make changes to your prospectus regarding the Subaccounts available under your Contract.  Effective December 17, 2012, the Subaccounts available under your Contract named the Discovery Fund, the High Yield Fund, and the Value Fund will be renamed the Special Situations Fund, the Fund for Income, and the Equity Income Fund, respectively.  Also effective December 17, 2012, your Contract will offer two additional Subaccounts corresponding to Funds of the Life Series Funds, the Total Return Fund and the Opportunity Fund.  Lastly, you will now be permitted to conduct certain transactions by telephone.  The updates to your prospectus reflecting these changes are described below with references to those parts of the prospectus modified by this supplement.

1.            In the “Investment Options” section on page 3 of the prospectus, the first sentence in the first paragraph is deleted in its entirety and replaced with the following:

You may allocate your net premiums to up to five of the eleven professionally managed Subaccounts we offer under the Policy as long as each allocation is at least 10% of the premium.

2.            In the “Life Series Funds” section on page 9 of the prospectus, the second sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Life Series Funds consists of 12 separate series (“Funds”), 11 of which are available to Policyowners.

In addition, the references to the Discovery Fund and the High Yield Fund in the second sentence of the third paragraph in this section are hereby replaced with references to the Special Situations Fund and the Fund for Income, respectively.

3.           In the “Life Series Funds” section on page 10 of the prospectus, the table is deleted in its entirety and replaced with the following:

Fund	Investment Objective

Cash Management Fund	High rate of current income consistent with the preservation of capital and maintenance of liquidity.
Equity Income Fund	Total return.
Fund for Income	High current income.
Government Fund	A significant level of current income which is consistent with security and liquidity of principal.
Growth & Income Fund	Long-term growth of capital and current income.
International Fund	Long-term capital growth.
Investment Grade Fund	A maximum level of income consistent with investment in investment grade debt securities.
Opportunity Fund	Long-term capital growth.
Select Growth Fund	Long-term growth of capital.
Special Situations Fund	Long-term growth of capital.
Total Return Fund	High, long-term total investment return consistent with moderate investment risk.

4.            In the “How the Policy Works” section on page 11 of the prospectus, the fourth sentence of the first paragraph is deleted in its entirety and replaced with the following:

We offer 11 Subaccounts, from which you may select up to five.

5.            In the “Reallocating Your Cash Value Among Subaccounts” section on page 13 of the prospectus, the first sentence of the first paragraph is deleted in its entirety and replaced with the following:

Subject to the limits discussed below, you may reallocate the percentage allocations among the Subaccounts by providing us with written notice of your request or by calling 1 (800) 832-7783.  You may reallocate the percentage allocations among the Subaccounts twice each Policy year.

6.            The following new section, entitled “Telephone Transfer Option,” is added to page 13 of the prospectus before the “What Are Our Policies on Frequent Reallocations Among Subaccounts?” section:

Telephone Transfer Option

You may reallocate the percentage allocations among the Subaccounts as described above by telephone by calling 1 (800) 832-7783.  You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call.  We may also require written confirmation of your request.

We will not be liable for losses resulting from telephone requests that we believe are genuine.  We reserve the right to revoke or limit your telephone transaction privileges at any time without revoking or limiting all owners’ telephone transaction privileges.  Telephone privileges may be denied to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, there may be interruptions in service beyond our control such as weather-related emergencies.

7.            In the “What Are Our Policies on Frequent Reallocations Among Subaccounts?” section on page 13 of the prospectus, the first and second sentences of the third paragraph are deleted in their entirety and replaced with the following:

We will only accept a transaction request that is in writing or by telephone, and that complies with our requirements for such requests.  We will not accept transaction requests by any other means, including, but not limited to, facsimile or e-mail requests.

***************************

Investors Should Retain this Supplement for Future Reference

SUPPLEMENT DATED DECEMBER 17, 2012
To the Statements of Additional Information dated May 1, 2012 For

First Investors Life Level Premium Variable Life Insurance Separate Account B
First Investors Life Variable Annuity Fund C
First Investors Life Variable Annuity Fund D
First Investors Life Separate Account E

of First Investors Life Insurance Company

And to the Statement of Additional Information dated October 1, 2012 For

First Investors Life Level Premium Variable Life Insurance Separate Account B

of First Investors Life Insurance Company

This Supplement updates certain information contained in the above-referenced Statements of Additional Information (each, an “SAI”).  Please read it and keep it together with your copy of the SAI for future reference.

This supplement updates the SAI for First Investors Life Level Premium Variable Life Insurance Separate Account B (“Separate Account B”), First Investors Life Variable Annuity Fund C (“Separate Account C”), First Investors Life Variable Annuity Fund D (“Separate Account D”), and First Investors Life Separate Account E (“Separate Account E” and collectively the “Separate Accounts”) regarding the composition of the Board of Directors of First Investors Life Insurance Company and certain other changes.  The updates to your SAI reflecting these changes are described below with references to those Separate Accounts impacted and the parts of the relevant SAI modified by this supplement.

1.           For each of the Separate Accounts, in the “First Investors Life Insurance Company” section on page 2 of the relevant SAI, the officers and directors table is deleted in its entirety and replaced with the following:

Name	FIL Office	Principal Occupation for Last Five Years
Carol Lerner Brown	Secretary	Assistant Secretary FIC since 1989; Secretary FIMCO since 1989; Secretary FICC 1989-2011, Assistant Secretary FICC since 2011; Secretary Administrative Data Management Corp. since 1989.
Pratibha Canaran	Vice President – Finance	Vice President – Finance FIL, FICC, FIC, FIMCO, and Administrative Data Management Corp. since 2012; Assistant Vice President Foresters since 2003.

Name	FIL Office	Principal Occupation for Last Five Years
Craig D. Cloyed	Director	Director FIL since 2012; President and Director Calvert Investment Distributors, Inc. from 1998 to March 2012.
William H. Drinkwater	Senior Vice President and Chief Actuary	Senior Vice President and Chief Actuary FIL since 2003.
Lawrence M. Falcon	Senior Vice President and Comptroller	Senior Vice President and Comptroller FIL since 1990.
Steven Guterman	Director	Director FIL since 2012; Chief Executive Officer InstantLabs Medical Diagnostics Corp. since 2010; Senior Managing Director AIG Investments 2001-2009.
Jason Helbraun	Assistant Vice President	Assistant Vice President FIL since 2006.
William M. Lipkus	Chairman, Vice President, Chief Financial Officer, Treasurer, Chief Administrative Officer and Director
Chief Executive Officer (since 2012), President (since 2012), Treasurer (since 1999), Chief Financial Officer (since 1997) and Chief Administrative Officer (since 2012) of FICC; Chairman (since 2012), Director (since 2007), Chief Financial Officer (since 1998) and Chief Administrative Officer (since 2012) of FIMCO; Chairman (since 2012), Director (since 2012), Treasurer (since 1999), Chief Financial Officer (since 1997) and Chief Administrative Officer  (since 2012) of FIC; Chairman (since 2012), Director (since 2007), Treasurer (since 1998), Chief Financial Officer (since 1998) and Chief Administrative Officer (since 2012) of Administrative Data Management Corp.; Chairman (since 2012), Director (since 2012), Vice President (since 1996), Treasurer (since 2008), Chief Financial Officer (since 1998) and Chief Administrative Officer (since 2012) of FIL; and Board of Managers, Chairman and Chief Financial Officer (since 2012), of First Investors Advisory Services, LLC.

Martha E. Marcon	Director	Director FIL since 2012; Director FICC since 2011; Director Mercury General Corp. 2008-present; Director NIA Group 2006-present.

Name	FIL Office	Principal Occupation for Last Five Years
Loretta McCarthy	Director	Director FIL since 2012; Managing Director and Co-Leader at New York Forum Golden Seeds, LLC since 2005; Principal McCarthy Group, LLC since 2002.
George S. Mohacsi	Director	President and Chief Executive Officer Foresters since 2005; Chairman and Director FICC since 2011.
Glen Mueller	Vice President and Chief Underwriter	Vice President and Chief Underwriter FIL since 2005.
David Schimmel	Vice President	Vice President FIL since 2011; Assistant Vice President FIL 2006-2011.
John Shey	Assistant Vice President	Assistant Vice President FIL since 2006.
Carol E. Springsteen	President and Director	President and Director FIL since 2003.

2.           In the section titled “Separate Account B” of the SAI dated May 1, 2012 for Separate Account B, and the section titled “Separate Account Assets” of the SAI for Separate Account C and Separate Account D, the second paragraph is deleted in its entirety.

In addition, in the section titled “Separate Account B” of the SAI dated May 1, 2012 for Separate Account B, the third paragraph is deleted in its entirety.

***************************

Investors Should Retain this Supplement for Future Reference

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE
(SEPARATE ACCOUNT B)

PART C:  OTHER INFORMATION

Item 26.                      Exhibits

(a)	Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account B. /1/
(b)	Not applicable.
(c)	Underwriting Agreement between First Investors Life Insurance Company, First Investors Life Level Premium Variable Life Insurance (Separate Account B) and First Investors Corporation. /3/
(d)	Specimen Individual Level Premium Variable Life Policy issued by First Investors Life Insurance Company for participation in Separate Account B. /1/
(e)	Form of application used with Policies. /1/
(f)	(1)	Declaration of Intention and Charter of First Investors Life Insurance Company. /1/
(i)	Certificate of Amendment. /1/
(ii)	Certificate of Amendment. /1/
(iii)	Certificate of Amendment. /1/
(iv)	Certificate of Amendment. /1/
(2)	By-laws of First Investors Life Insurance Company. /1/
(g)	Reinsurance agreement. /3/
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.
(k)	Opinion and consent of counsel. /2/
(l)	Actuarial Opinions. /2/
(m)	Sample Calculations for the illustration in the Registration Statement have been included within the Prospectus.
(n)	Consents of Independent Public Accountants. /4/
(o)	Not applicable.
(p)	Not applicable.
(q)	The Registrant claims an exemption pursuant to Rule 6e-2(b)(12)(ii) under the 1940 Act with respect to all procedures as disclosed in this Registration Statement.
(r)	Powers of Attorney for Signatories. /3//4//5//6/
_________________________________________
/1/	Incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on May 19, 1997.
/2/	Incorporated herein by reference to Post-Effective Amendment No. 18 to this Registration Statement filed on April 28, 1998.
/3/	Incorporated herein by reference to Post-Effective Amendment No. 35 to this Registration Statement filed on April 28, 2011.
/4/           Incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on May 1, 2012.
/5/           Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 (File No. 333-149362 Filed on July 9, 2012 by First Investors Life Insurance Company on behalf of the First Investors Life Premium Variable Life Insurance (Separate Account B)).
/6/           Filed herewith.

Item 27.                    Directors and Officers of the Depositor

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual’s business address is 110 Wall Street, New York, New York 10005):

Name and Principal Business Address	Position and Office with First Investors Life Insurance Company

Carol Lerner Brown	Secretary

Pratibha Canaran	Vice President - Finance

Craig D. Cloyed	Director

William H. Drinkwater	Senior Vice President and Chief Actuary

Lawrence M. Falcon Raritan Plaza 1 Edison, NJ 08837	Senior Vice President and Comptroller

Steven Guterman	Director

Jason Helbraun	Assistant Vice President

William M. Lipkus Raritan Plaza 1 Edison, NJ 08837	Chairman, Vice President, Chief Financial Officer, Treasurer, Chief Administrative Officer and Director

Martha E. Marcon	Director

Loretta McCarthy	Director

George S. Mohacsi	Director

Glen Mueller Raritan Plaza 1 Edison, NJ 08837	Vice President and Chief Underwriter

David Schimmel Raritan Plaza 1 Edison, NJ 08837	Vice President

John Shey	Assistant Vice President

Carol E. Springsteen	President and Director

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor, and, as such, might be deemed to be controlled by First Investors Life Insurance Company.  First Investors Life Insurance Company’s parent company is First Investors Consolidated Corporation (FICC) (Delaware), a holding company.  Set forth below are all persons controlled by FICC:

Administrative Data Management Corp. (New York).  Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

First Investors Corporation (New York).  Ownership:  100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

First Investors Management Company, Inc. (New York).  Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

First Investors Advisory Services, LLC (Delaware).  Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

FICC’s parent company is The Independent Order of Foresters (Canada), a fraternal benefit society.  The organizational chart below sets forth all persons other than FICC and persons controlled by FICC that are controlled by The Independent Order of Foresters.*

None of the persons identified in this Item is a subsidiary of the Registrant.  Therefore, the only financial statements being filed are those of the Registrant and First Investors Life Insurance Company.

*The organizational chart below is current as of May 18, 2012.

Item 29.                      Indemnification

Article V of the By-Laws of First Investors Life Insurance Company provides as follows:

Section 5.6     Indemnification of Directors, Officers and Employees.  Any person made, or threatened to be made, a party to an action or proceeding (including, without limitation, one by or in the right of the Corporation to procure a judgment in its favor), whether civil, criminal, administrative or investigative, including an appeal therein, by reason of the fact that he or she, his or her testator or testatrix or intestate then is or was a director, officer or employee of the Corporation, or then serves or has served any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, in any capacity at the request of the Corporation, shall be indemnified by the Corporation against expenses, judgments, fines, attorney’s fees, and amounts paid in settlement to the full extent that officers, directors and employees are permitted to be indemnified by the laws of the State of New York.  The provisions of this section shall not adversely affect any right to indemnification which any person may have apart from the provisions of this section.  The Corporation may also provide for indemnification and advancement of expenses to any director or officer to the extent provided in a resolution of shareholders, resolution of directors or an agreement providing for such indemnification.

Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

The directors and officers of First Investors Life are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 30.	Principal Underwriter
(a)	First Investors Corporation, Underwriter of the Registrant, is also underwriter for:
First Investors Equity Funds First Investors Income Funds
First Investors Tax Exempt Funds
First Investors Life Variable Annuity Fund A
First Investors Life Variable Annuity Fund C
First Investors Life Variable Annuity Fund D
First Investors Life Separate Account E

(b)          The following persons are the officers and directors of First Investors Corporation:

(The principal business address of each director and officer listed below is c/o First Investors Legal Department, 110 Wall Street, New York, New York 10005.)

Name and Principal Business Address	Position and Office with First Investors Corporation

Carol Lerner Brown	Assistant Secretary

Pratibha Canaran	Vice President - Finance

Robert J. Grosso	Chief Compliance Officer

Laury Heydon-O’Neil	Vice President - Marketing

George D. Karris	Senior Vice President

Larry R. Lavoie	Secretary and Director

William M. Lipkus	Chairman, Chief Financial Officer, Treasurer, Chief Administrative Officer and Director

Frederick Miller	Senior Vice President

Larry Noyes	President & Director

Elizabeth Reilly	Vice President

Mark Segal	Assistant Vice President

Matthew Smith	Vice President

Marjorie Solowey	Vice President

Jay Stainsby	Assistant Secretary

William J. Vogt	Vice President

(c) Not Applicable.

Item 31.                      Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by First Investors Life Insurance  Company at its office at 110 Wall Street,  New York, New York 10005; at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage); and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 32.                 Management Services

Not applicable.

Item 33.                 Fee Representation

Registrant hereby makes the following representation:

Representation Regarding Reasonableness of Aggregate Policy Fees and Charges Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940.

First Investors Life Insurance Company (“First Investors Life”) represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Policies.  First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; the degree to which the Policies include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.  This representation applies to all Policies sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus and statement of additional information contained herein, or any variations therein, based on supplements, endorsements, or riders to any Policy, prospectus, statement of additional information or otherwise.

SIGNATURES

As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Post-Effective Amendment No. 37 (“Amendment”) to its Registration Statement on Form N-6 meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and that it has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York (or the City of Edison, State of New Jersey for Ms. Springsteen and Messrs. Lipkus and Falcon), on this 3rd day of December, 2012.

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE (SEPARATE ACCOUNT B)
(Registrant)

BY:	FIRST INVESTORS LIFE INSURANCE COMPANY
/s/ Carol E. Springsteen (Depositor)
(On behalf of the Registrant and itself)

By:	/s/ Carol E. Springsteen
President and Director Carol E. Springsteen

As required by the 1933 Act, this Amendment to the Registrant’s Registration Statement on Form N-6 has been signed below by the following officers and directors of the Depositor in the capacities and on the dates indicated:
SIGNATURE	TITLE	DATE

/s/ Carol E. Springsteen	President and Director	December 3, 2012
Carol E. Springsteen

/s/ William M. Lipkus	Chairman, Vice President,	December 3, 2012
William M. Lipkus	Chief Financial Officer, Treasurer, Chief Administrative Officer and Director

/s/ Lawrence M. Falcon	Senior Vice President and	December 3, 2012
Lawrence M. Falcon	Comptroller

/s/ William H. Drinkwater	Senior Vice President and	December 3, 2012
William H. Drinkwater	Chief Actuary

/s/ Craig D. Cloyed	Director	December 3, 2012
Craig D. Cloyed*

/s/ Steven Guterman	Director	December 3, 2012
Steven Guterman*

/s/ Martha E. Marcon	Director	December 3, 2012
Martha E. Marcon*

/s/ Loretta McCarthy	Director	December 3, 2012
Loretta McCarthy*

/s/ George S. Mohacsi	Director	December 3, 2012
George S. Mohacsi*

* By:    /s/ Carol E. Springsteen                           December 3, 2012
             Carol E. Springsteen
              (Attorney-in-Fact)

INDEX TO EXHIBITS

Exhibit
Number	Description

(r)	Powers of Attorney for Certain Signatories